Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (9,277,077)	$ 4,529,553	$ 3,732,702	$ 5,796,203
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(3,882,689)	(237,106)	(6,512)	(2,441,515)
Change in fair value of derivative warrant liabilities	7,786,000	(4,846,916)	(4,907,984)	(5,053,016)
Offering costs allocated to warrants			329,619
Changes in operating assets and liabilities:
Prepaid expenses	130,673	171,930	(599,911)	420,525
Income taxes payable	433,205	(190,781)		524,777
Accrued expenses	2,864,430	13,352	478,611	107,139
Net cash used in operating activities	(1,945,458)	(559,968)	(973,475)	(645,887)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(172,500,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	951,390
Cash withdrawn from Trust Account for working capital purposes	2,000,000
Net cash provided by investing activities	2,951,390		(172,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid			169,050,000
Proceeds from sale of Private Placements Warrants			5,700,000
Proceeds from promissory note – related party			46,975
Repayment of promissory note – related party			(46,975)
Payment of offering costs			(460,299)
Net cash provided by financing activities			174,314,701
Net Change in Cash	1,005,932	(559,968)	841,226	(645,887)
Cash – Beginning of the period	195,339	841,226		841,226
Cash – End of period	1,201,271	281,258	841,226	195,339
Re-measurement for Class A common stock to redemption value	$ 1,785,220
Initial value of common stock subject to possible redemption			172,500,000
Initial measurement of public warrants and private placement warrants			9,842,500
Re-measurement of Common Stock subject to redemption			14,909,680	534,002
Deferred underwriting fee payable			$ 6,037,500